Significant Accounting Policies (Details 2) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item $ / shares shares	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($) item	Dec. 31, 2012 USD ($)
Vessels held for sale
Impairment loss of vessel held for sale | $	$ 2,100
Foreign Currency Translation:
Foreign currency exchange gains | $	100	$ 300	$ 40
Cash and Cash Equivalents:
Cash and cash equivalents | $	$ 72,253	$ 57,730	$ 68,153	$ 55,628
Restricted Cash:
Proportion of quarterly principal installments equal to the monthly deposit amount required for retention	0.3333
Proportion of semi-annual interest installments equal to the monthly deposit amount required for retention	0.1667
Impairment of Long-lived Assets:
Number of vessels sold | item		5	9
Vessel Operating Expenses:
Number of containerships chartered under bareboat charters for which charterers bear vessel operating expenses | item	2	2	2
Segment Reporting:
Number of operating segments | item	1
Number of reportable segments | item	1
Earnings/(Loss) Per Share:
Other dilutive or potentially dilutive securities | shares	0
Difference between basic and diluted net income per share (in dollars per share) | $ / shares	$ 0.00
Equity Compensation Plan:
Maximum number of shares that may be issued as a proportion of outstanding capital stock	6.00%
Period of automatic termination from approval of plan by stockholders	10 years
Vessels
Depreciation
Estimated useful life from the year built	30 years
Accounting for Special Survey and Drydocking Costs
Deferral and amortization period of survey and drydocking costs	2 years 6 months
Impairment of Long-lived Assets:
Impairment loss of vessels held and used | $	$ 39,000	$ 75,800	$ 0
Vessels | Minimum
Impairment of Long-lived Assets:
Term of multi-year fixed rate period charters for vessels in current fleet and contracted vessels	1 year
Vessels | Maximum
Pension and Retirement Benefit Obligations Crew:
On board period of crew under the short-term contracts	7 months
Impairment of Long-lived Assets:
Term of multi-year fixed rate period charters for vessels in current fleet and contracted vessels	18 years